Shareholder Report, Line Graph (Details) - USD ($)			4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Jan. 10, 2024	Nov. 13, 2023	Apr. 30, 2024	Apr. 30, 2024	Oct. 31, 2024	Oct. 31, 2024
IDX DYNAMIC INNOVATION ETF
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,579.735		$ 10,999.505
IDX DYNAMIC FIXED INCOME ETF
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 9,888		$ 9,773.4243
Russell 1000 Index
Account Value [Line Items]
Accumulated Value		10,000		11,443		12,952
MSCI USA Defensive Sectors Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,463.681		$ 11,244.18
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,286.501		$ 10,833.186